Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.0% (A)
Atrium XIII
Series 13A, Class A1,
3-Month Term SOFR + 1.44%, 6.76% (B), 11/21/2030 (C)	$ 14,573	$ 14,600

Total Asset-Backed Security (Cost $14,406)		14,600

CONVERTIBLE BONDS - 0.1%
Communications Equipment - 0.1%
Meituan
Zero Coupon, 04/27/2027 (D)	300,000	275,550

Hotels, Restaurants & Leisure - 0.0% (A)
Wynn Macau Ltd.
4.50%, 03/07/2029 (C)	200,000	198,512

Total Convertible Bonds (Cost $469,805)		474,062

CORPORATE DEBT SECURITIES - 38.4%
Aerospace & Defense - 0.2%
Boeing Co.
5.15%, 05/01/2030	334,000	334,356
L3Harris Technologies, Inc.
5.40%, 07/31/2033	89,000	91,617
Lockheed Martin Corp.
4.45%, 05/15/2028	64,000	64,079

		490,052

Air Freight & Logistics - 0.0% (A)
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028 (C)	125,000	114,385

Automobiles - 0.4%
BMW US Capital LLC
3.90%, 04/09/2025 (C)	391,000	386,924
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	200,000	178,419
General Motors Financial Co., Inc.
2.75%, 06/20/2025	120,000	116,136
5.80%, 01/07/2029	170,000	174,334
Hyundai Capital America
5.40%, 01/08/2031 (C)	39,000	39,697
5.80%, 06/26/2025 (C)	40,000	40,283
6.50%, 01/16/2029 (C)	46,000	48,867
Hyundai Capital Services, Inc.
1.25%, 02/08/2026 (D)	330,000	304,288

		1,288,948

Banks - 9.6%
ABQ Finance Ltd.
1.88%, 09/08/2025 (D)	640,000	600,608
Australia & New Zealand Banking Group Ltd.
Fixed until 06/15/2026 (E), 6.75% (B) (C)	563,000	567,306
Banco de Credito del Peru SA
2.70%, 01/11/2025 (D)	450,000	437,843
Banco Santander SA
2.71%, 06/27/2024	200,000	197,841
6.94%, 11/07/2033	200,000	221,440
Fixed until 05/21/2033 (E), 9.63% (B)	1,800,000	1,930,500

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp.
Fixed until 10/22/2024, 2.46% (B), 10/22/2025	$ 392,000	$ 382,823
Fixed until 03/08/2032, 3.85% (B), 03/08/2037	32,000	28,396
Fixed until 02/07/2029, 3.97% (B), 02/07/2030	393,000	374,735
Fixed until 04/27/2032, 4.57% (B), 04/27/2033	384,000	367,077
Bank of China Ltd.
5.00%, 11/13/2024 (D)	440,000	437,756
Bank of East Asia Ltd.
Fixed until 05/29/2025, 4.00% (B), 05/29/2030 (D)	300,000	284,931
Fixed until 10/21/2025 (E), 5.83% (B) (D)	250,000	224,375
Fixed until 09/19/2024 (E), 5.88% (B) (D)	250,000	224,375
Bank of Montreal
1.50%, 01/10/2025	304,000	293,898
Bank of Nova Scotia
Fixed until 02/04/2032, 4.59% (B), 05/04/2037	109,000	98,839
5.65%, 02/01/2034	136,000	140,472
Fixed until 01/27/2029, 8.00% (B), 01/27/2084	280,000	284,463
BankUnited, Inc.
4.88%, 11/17/2025	141,000	138,640
5.13%, 06/11/2030	436,000	406,004
Barclays PLC
Fixed until 12/15/2025 (E), 6.13% (B)	220,000	208,516
BBVA Bancomer SA
1.88%, 09/18/2025 (D)	480,000	451,303
BNP Paribas SA
Fixed until 06/30/2026, 1.68% (B), 06/30/2027 (C)	200,000	183,681
CBQ Finance Ltd.
2.00%, 05/12/2026 (D)	480,000	442,787
Citigroup, Inc.
Fixed until 04/08/2025, 3.11% (B), 04/08/2026	184,000	179,381
4.45%, 09/29/2027	201,000	196,813
Fixed until 05/24/2032, 4.91% (B), 05/24/2033	368,000	360,031
Fixed until 05/25/2033, 6.17% (B), 05/25/2034	35,000	36,324
Citizens Financial Group, Inc.
2.64%, 09/30/2032	138,000	107,144
Fixed until 01/23/2029, 5.84% (B), 01/23/2030	27,000	27,185
Credit Agricole SA
Fixed until 01/26/2026, 1.25% (B), 01/26/2027 (C)	250,000	231,401
5.30%, 07/12/2028 (C)	254,000	259,595
Danske Bank AS
Fixed until 09/10/2024, 0.98% (B), 09/10/2025 (C)	357,000	346,666
Fixed until 12/20/2024, 3.24% (B), 12/20/2025 (C)	374,000	365,739
DBS Group Holdings Ltd.
Fixed until 03/10/2026, 1.82% (B), 03/10/2031 (D)	640,000	594,192

Transamerica Funds	Page 1

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Deutsche Bank AG
Fixed until 01/07/2027, 2.55% (B), 01/07/2028	$ 150,000	$ 137,812
Fixed until 01/18/2028, 6.72% (B), 01/18/2029	435,000	452,806
Fixed until 11/10/2032, 7.08% (B), 02/10/2034	423,000	431,240
Emirates NBD Bank PJSC
2.63%, 02/18/2025 (D)	700,000	678,125
Fifth Third Bancorp
Fixed until 01/29/2031, 5.63% (B), 01/29/2032	38,000	38,330
Fixed until 07/27/2028, 6.34% (B), 07/27/2029	16,000	16,648
Fifth Third Bank NA
Fixed until 10/27/2024, 5.85% (B), 10/27/2025	250,000	250,351
First Abu Dhabi Bank PJSC
Fixed until 10/04/2028, 6.32% (B), 04/04/2034 (D)	600,000	616,123
First Horizon Bank
5.75%, 05/01/2030	250,000	242,027
Goldman Sachs Group, Inc.
Fixed until 09/10/2026, 1.54% (B), 09/10/2027	322,000	293,725
Fixed until 07/21/2031, 2.38% (B), 07/21/2032	348,000	286,650
Hana Bank
4.25%, 10/14/2024 (D)	300,000	296,763
HSBC Holdings PLC
Fixed until 11/22/2026, 2.25% (B), 11/22/2027	250,000	230,337
Fixed until 03/09/2028, 6.16% (B), 03/09/2029	200,000	206,636
Fixed until 06/20/2033, 6.55% (B), 06/20/2034	700,000	728,630
Industrial & Commercial Bank of China Macau Ltd.
Fixed until 09/12/2024, 2.88% (B), 09/12/2029 (D)	450,000	442,283
ING Groep NV
Fixed until 07/01/2025, 1.40% (B), 07/01/2026 (C)	200,000	189,361
JPMorgan Chase & Co.
Fixed until 11/08/2031, 2.55% (B), 11/08/2032	411,000	344,285
Fixed until 05/01/2027, 3.54% (B), 05/01/2028	299,000	286,517
Fixed until 04/26/2025, 4.08% (B), 04/26/2026	158,000	155,673
4.13%, 12/15/2026	76,000	74,895
Fixed until 09/14/2032, 5.72% (B), 09/14/2033	160,000	164,718
KeyBank NA
3.40%, 05/20/2026	250,000	236,087
Kookmin Bank
2.50%, 11/04/2030 (D)	650,000	540,549
M&T Bank Corp.
Fixed until 10/30/2028, 7.41% (B), 10/30/2029	32,000	34,479
Macquarie Bank Ltd.
Fixed until 03/08/2027 (E), 6.13% (B) (D)	280,000	266,471
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	344,000	333,442

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Mizuho Financial Group, Inc.
Fixed until 09/13/2024, 2.56% (B), 09/13/2025	$ 413,000	$ 405,659
Fixed until 07/06/2028, 5.78% (B), 07/06/2029	393,000	403,314
Morgan Stanley
Fixed until 10/21/2024, 1.16% (B), 10/21/2025	91,000	87,892
Fixed until 07/20/2026, 1.51% (B), 07/20/2027	44,000	40,380
Fixed until 05/04/2026, 1.59% (B), 05/04/2027	54,000	50,005
Fixed until 04/01/2030, 3.62% (B), 04/01/2031	312,000	287,645
Fixed until 04/20/2032, 5.30% (B), 04/20/2037	35,000	34,273
National Australia Bank Ltd.
6.43%, 01/12/2033 (C)	329,000	347,335
NatWest Group PLC
Fixed until 06/28/2031 (E), 4.60% (B) (F)	562,000	423,595
NatWest Markets PLC
3.48%, 03/22/2025 (C)	333,000	326,939
NBK SPC Ltd.
Fixed until 09/15/2026, 1.63% (B), 09/15/2027 (D)	330,000	299,416
Nbk Tier 2 Ltd.
Fixed until 11/24/2025, 2.50% (B), 11/24/2030 (D)	330,000	308,138
QNB Finance Ltd.
3.50%, 03/28/2024 (D)	590,000	587,729
Royal Bank of Canada
4.90%, 01/12/2028	182,000	183,623
Shinhan Bank Co. Ltd.
4.50%, 03/26/2028 (D)	470,000	453,592
Signature Bank
Fixed until 10/15/2025, 4.00%, 10/15/2030 (B) (G)	704,000	308,000
SNB Funding Ltd.
2.75%, 10/02/2024 (D)	550,000	538,313
Societe Generale SA
Fixed until 11/18/2030 (E), 5.38% (B) (C) (F)	1,765,000	1,442,172
Standard Chartered PLC
Fixed until 01/14/2026, 1.46% (B), 01/14/2027 (D)	490,000	451,420
Fixed until 01/11/2034, 6.10% (B), 01/11/2035 (C)	300,000	306,056
Fixed until 08/15/2027 (E), 7.75% (B) (D)	700,000	711,670
Texas Capital Bancshares, Inc.
Fixed until 05/06/2026, 4.00% (B), 05/06/2031	281,000	258,800
Toronto-Dominion Bank
5.26%, 12/11/2026	60,000	61,015
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (B), 01/26/2034	54,000	52,544
Fixed until 01/24/2034, 5.71% (B), 01/24/2035	32,000	32,475
UBS Group AG
Fixed until 05/12/2027, 4.75% (B), 05/12/2028 (C)	275,000	270,991
Fixed until 09/22/2033, 6.30% (B), 09/22/2034 (C)	404,000	427,316

Transamerica Funds	Page 2

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
United Overseas Bank Ltd.
Fixed until 10/14/2026, 2.00% (B), 10/14/2031 (D)	$ 660,000	$ 604,440
Valley National Bancorp
Fixed until 06/15/2026, 3.00% (B), 06/15/2031	250,000	213,743
Wells Fargo & Co.
Fixed until 02/11/2030, 2.57% (B), 02/11/2031	63,000	54,771
Fixed until 10/30/2029, 2.88% (B), 10/30/2030	29,000	25,819
3.00%, 02/19/2025	287,000	281,202
4.30%, 07/22/2027	249,000	244,505
Fixed until 01/23/2034, 5.50% (B), 01/23/2035	28,000	28,513
Westpac Banking Corp.
Fixed until 09/21/2027 (E), 5.00% (B)	700,000	649,058
Zions Bancorp NA
3.25%, 10/29/2029	575,000	478,611

		31,289,012

Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	474,000	447,542
Becle SAB de CV
2.50%, 10/14/2031 (D)	700,000	550,200
Constellation Brands, Inc.
4.35%, 05/09/2027	30,000	29,738
PepsiCo, Inc.
2.25%, 03/19/2025	188,000	182,788

		1,210,268

Biotechnology - 0.1%
Amgen, Inc.
5.25%, 03/02/2033	164,000	167,144
Royalty Pharma PLC
2.15%, 09/02/2031 (F)	146,000	118,836

		285,980

Broadline Retail - 0.7%
AutoZone, Inc.
6.25%, 11/01/2028	21,000	22,286
El Puerto de Liverpool SAB de CV
3.88%, 10/06/2026 (D)	480,000	465,336
Genuine Parts Co.
6.50%, 11/01/2028	80,000	85,089
Kohl’s Corp.
4.63%, 05/01/2031	110,000	88,000
LS Finance Ltd.
4.88%, 07/15/2024 (D)	875,000	853,139
Prosus NV
3.68%, 01/21/2030 (D)	370,000	322,004
4.03%, 08/03/2050 (D)	260,000	166,039
Walmart, Inc.
3.95%, 09/09/2027	184,000	182,850

		2,184,743

Building Products - 0.2%
Home Depot, Inc.
4.90%, 04/15/2029	53,000	54,232
LBM Acquisition LLC
6.25%, 01/15/2029 (C)	155,000	140,852
Lennox International, Inc.
5.50%, 09/15/2028	114,000	116,800

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Park River Holdings, Inc.
6.75%, 08/01/2029 (C)	$ 76,000	$ 63,768
Standard Industries, Inc.
3.38%, 01/15/2031 (C)	200,000	169,642

		545,294

Capital Markets - 0.7%
Charles Schwab Corp.
2.45%, 03/03/2027	27,000	25,202
Huarong Finance 2019 Co. Ltd.
Fixed until 09/30/2025 (E), 4.25% (B) (D)	400,000	375,640
Huarong Finance Co. Ltd.
4.75%, 04/27/2027 (D)	500,000	467,500
Huarong Finance II Co. Ltd.
5.50%, 01/16/2025 (D)	500,000	492,500
ION Trading Technologies SARL
5.75%, 05/15/2028 (C)	230,000	210,737
SURA Asset Management SA
4.38%, 04/11/2027 (D)	342,000	329,278
4.88%, 04/17/2024 (D)	300,000	298,574

		2,199,431

Chemicals - 0.7%
Consolidated Energy Finance SA
5.63%, 10/15/2028 (C)	205,000	170,691
Eastman Chemical Co.
5.75%, 03/08/2033	64,000	65,834
Ecolab, Inc.
5.25%, 01/15/2028	155,000	159,183
MEGlobal BV
2.63%, 04/28/2028 (D)	340,000	303,601
Nippon Life Insurance Co.
Fixed until 09/13/2033, 6.25% (B), 09/13/2053 (C)	625,000	651,007
Nutrien Ltd.
4.90%, 03/27/2028	146,000	146,649
RPM International, Inc.
4.55%, 03/01/2029	355,000	347,597
Sociedad Quimica y Minera de Chile SA
6.50%, 11/07/2033 (D)	450,000	465,449
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029 (C)	176,000	68,672

		2,378,683

Commercial Services & Supplies - 0.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029 (C)	75,000	69,542
Deluxe Corp.
8.00%, 06/01/2029 (C)	153,000	137,754
Garda World Security Corp.
6.00%, 06/01/2029 (C)	190,000	166,857
Hertz Corp.
4.63%, 12/01/2026 (C)	75,000	67,547
PROG Holdings, Inc.
6.00%, 11/15/2029 (C)	142,000	129,611
Quanta Services, Inc.
2.35%, 01/15/2032	70,000	56,987
2.90%, 10/01/2030	22,000	19,285
Republic Services, Inc.
5.00%, 04/01/2034	68,000	68,616
Siemens Financieringsmaatschappij NV
3.25%, 05/27/2025 (C)	427,000	419,460

Transamerica Funds	Page 3

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Triton Container International Ltd.
3.15%, 06/15/2031 (C)	$ 358,000	$ 286,358
Upbound Group, Inc.
6.38%, 02/15/2029 (C)	140,000	133,479
Waste Connections, Inc.
4.25%, 12/01/2028	201,000	198,701
Waste Management, Inc.
4.63%, 02/15/2030	27,000	27,118
4.88%, 02/15/2034	87,000	87,475

		1,868,790

Communications Equipment - 0.1%
Viasat, Inc.
7.50%, 05/30/2031 (C)	310,000	232,500

Construction & Engineering - 0.0% (A)
Jacobs Engineering Group, Inc.
5.90%, 03/01/2033	32,000	32,615
6.35%, 08/18/2028	40,000	41,771

		74,386

Construction Materials - 0.1%
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	53,000	44,706
West China Cement Ltd.
4.95%, 07/08/2026 (D)	550,000	406,548

		451,254

Consumer Finance - 0.5%
American Express Co.
4.20%, 11/06/2025	78,000	77,245
Bread Financial Holdings, Inc.
9.75%, 03/15/2029 (C)	90,000	89,877
Capital One Financial Corp.
3.75%, 07/28/2026	81,000	78,041
Fixed until 02/01/2029, 5.70% (B), 02/01/2030	27,000	27,237
Curo Group Holdings Corp.
7.50%, 08/01/2028 (C)	293,000	71,214
Enova International, Inc.
11.25%, 12/15/2028 (C)	105,000	109,804
goeasy Ltd.
4.38%, 05/01/2026 (C)	170,000	162,152
LFS Topco LLC
5.88%, 10/15/2026 (C)	90,000	82,742
Mastercard, Inc.
2.00%, 03/03/2025	221,000	214,606
OneMain Finance Corp.
5.38%, 11/15/2029	87,000	80,500
Synchrony Financial
4.50%, 07/23/2025	512,000	501,702

		1,495,120

Consumer Staples Distribution & Retail - 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
5.88%, 02/15/2028 (C)	160,000	159,627
C&S Group Enterprises LLC
5.00%, 12/15/2028 (C)	211,000	171,353
Cencosud SA
4.38%, 07/17/2027 (D)	550,000	529,912
Performance Food Group, Inc.
5.50%, 10/15/2027 (C)	85,000	83,441

		944,333

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging - 0.4%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	$ 220,000	$ 189,385
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030 (C)	190,000	180,496
Crown Americas LLC
5.25%, 04/01/2030	172,000	166,195
Packaging Corp. of America
5.70%, 12/01/2033	85,000	89,146
Silgan Holdings, Inc.
4.13%, 02/01/2028	105,000	98,324
Sonoco Products Co.
1.80%, 02/01/2025	451,000	435,875

		1,159,421

Distributors - 0.0% (A)
Windsor Holdings III LLC
8.50%, 06/15/2030 (C)	125,000	129,694

Diversified REITs - 0.3%
American Tower Corp.
2.30%, 09/15/2031	68,000	56,195
Crown Castle, Inc.
5.00%, 01/11/2028	115,000	114,318
5.60%, 06/01/2029	53,000	53,968
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (C)	175,000	163,309
Trust Fibra Uno
4.87%, 01/15/2030 (D)	530,000	484,174
Weyerhaeuser Co.
4.75%, 05/15/2026	81,000	80,580

		952,544

Diversified Telecommunication Services - 0.5%
AT&T, Inc.
4.10%, 02/15/2028	403,000	394,162
5.40%, 02/15/2034	57,000	58,417
Network i2i Ltd.
Fixed until 01/15/2025 (E), 5.65% (B) (D)	900,000	887,625
Verizon Communications, Inc.
4.02%, 12/03/2029	403,000	387,719
5.05%, 05/09/2033	60,000	60,547

		1,788,470

Electric Utilities - 2.1%
AES Corp.
5.45%, 06/01/2028	57,000	57,716
Alliant Energy Finance LLC
5.95%, 03/30/2029 (C)	40,000	41,572
Ameren Corp.
5.70%, 12/01/2026	39,000	39,862
American Electric Power Co., Inc.
5.63%, 03/01/2033	52,000	53,592
Avangrid, Inc.
3.20%, 04/15/2025	257,000	250,227
Berkshire Hathaway Energy Co.
3.25%, 04/15/2028	201,000	190,524
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy
7.88%, 02/15/2039 (C)	200,000	206,780
Clean Renewable Power Mauritius Pte. Ltd.
4.25%, 03/25/2027 (D)	585,000	541,809
Colbun SA
3.95%, 10/11/2027 (D)	550,000	528,976

Transamerica Funds	Page 4

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Diamond II Ltd.
7.95%, 07/28/2026 (D)	$ 450,000	$ 456,154
DTE Energy Co.
4.88%, 06/01/2028	83,000	83,272
Electricite de France SA
5.70%, 05/23/2028 (C)	211,000	217,583
ENEL Finance International NV
3.50%, 04/06/2028 (C)	300,000	282,672
Engie Energia Chile SA
3.40%, 01/28/2030 (D)	350,000	306,265
Kallpa Generacion SA
4.13%, 08/16/2027 (D)	320,000	301,254
Kentucky Power Co.
7.00%, 11/15/2033 (C)	124,000	133,314
LLPL Capital Pte. Ltd.
6.88%, 02/04/2039 (D)	329,886	316,032
Metropolitan Edison Co.
5.20%, 04/01/2028 (C)	120,000	121,286
Minejesa Capital BV
5.63%, 08/10/2037 (D)	900,000	778,144
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/2025	136,000	131,791
3-Month Term SOFR + 3.17%, 8.49% (B), 04/30/2043	463,000	457,221
New York State Electric & Gas Corp.
5.85%, 08/15/2033 (C)	78,000	81,483
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	47,000	47,472
Pacific Gas & Electric Co.
4.95%, 06/08/2025	110,000	109,459
PacifiCorp
5.10%, 02/15/2029	56,000	56,627
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (C)	140,000	130,411
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.88%, 07/17/2029 (D)	490,000	456,101
Public Service Co. of Colorado
3.70%, 06/15/2028	351,000	339,349
Southern California Edison Co.
4.88%, 02/01/2027	65,000	65,110
Southwestern Electric Power Co.
5.30%, 04/01/2033	37,000	37,105
Vistra Operations Co. LLC
5.00%, 07/31/2027 (C)	137,000	132,652

		6,951,815

Electrical Equipment - 0.0% (A)
EnerSys
6.63%, 01/15/2032 (C)	28,000	28,371

Electronic Equipment, Instruments & Components - 0.1%
Honeywell International, Inc.
1.75%, 09/01/2031	110,000	90,453
4.25%, 01/15/2029	59,000	58,638
Jabil, Inc.
5.45%, 02/01/2029	28,000	28,568
Trimble, Inc.
4.75%, 12/01/2024	30,000	29,773
6.10%, 03/15/2033	25,000	26,275

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components (continued)
TTM Technologies, Inc.
4.00%, 03/01/2029 (C)	$ 153,000	$ 137,912
Vontier Corp.
2.95%, 04/01/2031	64,000	53,248

		424,867

Energy Equipment & Services - 1.0%
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/2027 (D)	623,875	594,292
Greenko Wind Projects Mauritius Ltd.
5.50%, 04/06/2025 (D)	1,400,000	1,379,140
Halliburton Co.
4.75%, 08/01/2043	110,000	103,243
India Cleantech Energy
4.70%, 08/10/2026 (D)	221,000	205,906
India Green Power Holdings
4.00%, 02/22/2027 (D)	850,000	784,141
Nabors Industries, Inc.
7.38%, 05/15/2027 (C)	188,000	184,734
Valaris Ltd.
8.38%, 04/30/2030 (C)	85,000	86,876

		3,338,332

Entertainment - 0.1%
Netflix, Inc.
4.88%, 04/15/2028	201,000	202,409

Financial Services - 0.5%
Ally Financial, Inc.
6.70%, 02/14/2033	90,000	90,146
CMB International Leasing Management Ltd.
1.25%, 09/16/2024 (D)	460,000	447,203
Cobra AcquisitionCo LLC
6.38%, 11/01/2029 (C)	175,000	142,187
Credit Acceptance Corp.
9.25%, 12/15/2028 (C)	80,000	84,200
Power Finance Corp. Ltd.
3.95%, 04/23/2030 (D) (F)	340,000	313,398
Shriram Finance Ltd.
4.40%, 03/13/2024 (D)	600,000	597,540

		1,674,674

Food Products - 1.7%
General Mills, Inc.
4.70%, 01/30/2027	31,000	31,027
4.95%, 03/29/2033	40,000	39,995
5.50%, 10/17/2028	27,000	27,914
Grupo Bimbo SAB de CV
4.00%, 09/06/2049 (D)	640,000	499,072
Hormel Foods Corp.
0.65%, 06/03/2024	121,000	119,050
J M Smucker Co.
5.90%, 11/15/2028	52,000	54,357
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.75%, 12/01/2031	310,000	265,758
6.50%, 12/01/2052	200,000	201,248
Land O’Lakes, Inc.
7.00%, 09/18/2028 (C) (E)	4,470,000	3,374,850
Mars, Inc.
4.65%, 04/20/2031 (C)	37,000	36,840
McCormick & Co., Inc.
4.95%, 04/15/2033	32,000	31,935
Nestle Holdings, Inc.
3.50%, 09/24/2025 (C)	354,000	348,266
5.25%, 03/13/2026 (C)	153,000	155,291

Transamerica Funds	Page 5

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Sigma Alimentos SA de CV
4.13%, 05/02/2026 (D)	$ 460,000	$ 447,021
Smithfield Foods, Inc.
5.20%, 04/01/2029 (C)	68,000	65,631

		5,698,255

Gas Utilities - 0.2%
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/2026 (C)	135,000	133,003
Grupo Energia Bogota SA ESP
4.88%, 05/15/2030 (D)	320,000	301,749
KeySpan Gas East Corp.
5.99%, 03/06/2033 (C)	78,000	78,967
Promigas SA ESP/Gases del Pacifico SAC
3.75%, 10/16/2029 (D)	250,000	217,679

		731,398

Ground Transportation - 0.1%
Canadian Pacific Railway Co.
1.35%, 12/02/2024	199,000	192,529
CSX Corp.
3.25%, 06/01/2027	92,000	88,420

		280,949

Health Care Equipment & Supplies - 0.1%
Agilent Technologies, Inc.
2.30%, 03/12/2031	146,000	124,906
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	251,000	258,842
Stryker Corp.
4.85%, 12/08/2028	64,000	64,619

		448,367

Health Care Providers & Services - 0.5%
Cardinal Health, Inc.
4.60%, 03/15/2043	146,000	128,522
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027 (C)	278,000	256,847
Cigna Group
2.40%, 03/15/2030	53,000	46,257
CVS Health Corp.
4.78%, 03/25/2038	220,000	206,399
DaVita, Inc.
4.63%, 06/01/2030 (C)	75,000	66,363
HCA, Inc.
3.38%, 03/15/2029	23,000	21,227
3.50%, 09/01/2030	138,000	125,113
Roche Holdings, Inc.
2.13%, 03/10/2025 (C)	261,000	253,783
5.49%, 11/13/2030 (C)	243,000	255,718
UnitedHealth Group, Inc.
3.75%, 07/15/2025	326,000	321,631

		1,681,860

Health Care REITs - 0.0% (A)
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	150,000	128,504

Hotel & Resort REITs - 0.0% (A)
Service Properties Trust
4.95%, 10/01/2029	110,000	91,431
5.50%, 12/15/2027	11,000	10,348

		101,779

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 2.9%
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (C)	$ 8,000	$ 7,303
6.50%, 02/15/2032 (C) (H)	13,000	13,154
Carnival Corp.
6.00%, 05/01/2029 (C)	230,000	222,842
10.50%, 06/01/2030 (C)	115,000	126,270
CEC Entertainment LLC
6.75%, 05/01/2026 (C)	133,000	132,128
Champion Path Holdings Ltd.
4.50%, 01/27/2026 (D)	200,000	188,993
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030 (C)	70,000	62,941
Fortune Star BVI Ltd.
5.00%, 05/18/2026 (D)	200,000	166,283
5.95%, 10/19/2025 (D)	200,000	180,000
6.85%, 07/02/2024 (D)	350,000	340,725
GENM Capital Labuan Ltd.
3.88%, 04/19/2031 (D)	740,000	638,315
Gohl Capital Ltd.
4.25%, 01/24/2027 (D)	310,000	298,404
Hyatt Hotels Corp.
5.75%, 01/30/2027	37,000	37,836
Marriott International, Inc.
2.85%, 04/15/2031	220,000	190,843
4.90%, 04/15/2029	28,000	28,158
McDonald’s Corp.
3.30%, 07/01/2025	287,000	281,103
4.80%, 08/14/2028	146,000	148,175
Meituan
3.05%, 10/28/2030 (D)	480,000	408,569
Melco Resorts Finance Ltd.
4.88%, 06/06/2025 (D)	800,000	778,000
5.25%, 04/26/2026 (D)	200,000	191,250
5.38%, 12/04/2029 (C)	210,000	185,600
MGM China Holdings Ltd.
5.38%, 05/15/2024 (D)	1,100,000	1,092,296
NCL Corp. Ltd.
5.88%, 03/15/2026 (C)	185,000	180,491
7.75%, 02/15/2029 (C)	7,000	7,067
Raising Cane’s Restaurants LLC
9.38%, 05/01/2029 (C)	54,000	58,099
Sands China Ltd.
4.05%, 01/08/2026	200,000	192,615
5.65%, 08/08/2028	350,000	343,999
Studio City Co. Ltd.
7.00%, 02/15/2027 (D)	500,000	494,087
Studio City Finance Ltd.
5.00%, 01/15/2029 (D)	1,050,000	896,438
6.50%, 01/15/2028 (D)	200,000	185,500
Travel & Leisure Co.
6.00%, 04/01/2027	115,000	115,027
Warnermedia Holdings, Inc.
3.64%, 03/15/2025	27,000	26,483
4.05%, 03/15/2029	91,000	86,106
4.28%, 03/15/2032	47,000	42,983
5.05%, 03/15/2042	138,000	122,059
Wynn Macau Ltd.
5.50%, 01/15/2026 (D)	800,000	774,800
5.63%, 08/26/2028 (D)	200,000	186,183

		9,431,125

Independent Power & Renewable Electricity Producers - 0.1%
Calpine Corp.
5.00%, 02/01/2031 (C)	153,000	138,817

Transamerica Funds	Page 6

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Independent Power & Renewable Electricity Producers (continued)
Clearway Energy Operating LLC
3.75%, 01/15/2032 (C)	$ 60,000	$ 50,962
NextEra Energy Operating Partners LP
7.25%, 01/15/2029 (C)	125,000	128,759
NRG Energy, Inc.
3.63%, 02/15/2031 (C)	185,000	158,540

		477,078

Insurance - 0.8%
Americo Life, Inc.
3.45%, 04/15/2031 (C)	129,000	101,423
Athene Global Funding
1.73%, 10/02/2026 (C)	153,000	138,727
Enstar Group Ltd.
4.95%, 06/01/2029	159,000	155,397
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030 (C)	128,000	132,800
Liberty Mutual Group, Inc.
4.30%, 02/01/2061 (C)	1,822,000	1,184,765
Northwestern Mutual Global Funding
4.35%, 09/15/2027 (C)	56,000	55,099
Ryan Specialty LLC
4.38%, 02/01/2030 (C)	55,000	50,991
Security Benefit Global Funding
1.25%, 05/17/2024 (C)	160,000	157,852
Sumitomo Life Insurance Co.
Fixed until 01/18/2034 (E), 5.88% (B) (C)	405,000	404,892
Willis North America, Inc.
4.65%, 06/15/2027	122,000	121,002

		2,502,948

Interactive Media & Services - 0.3%
Alphabet, Inc.
0.45%, 08/15/2025	207,000	195,029
NAVER Corp.
1.50%, 03/29/2026 (D)	340,000	314,531
Tencent Holdings Ltd.
2.39%, 06/03/2030 (D) (F)	450,000	386,049

		895,609

Internet & Catalog Retail - 0.3%
Alibaba Group Holding Ltd.
4.20%, 12/06/2047	420,000	341,980
Amazon.com, Inc.
2.80%, 08/22/2024	197,000	194,376
3.30%, 04/13/2027	61,000	59,204
4.65%, 12/01/2029	249,000	253,913
Expedia Group, Inc.
2.95%, 03/15/2031	128,000	112,043
GrubHub Holdings, Inc.
5.50%, 07/01/2027 (C)	141,000	123,063

		1,084,579

IT Services - 0.1%
Ahead DB Holdings LLC
6.63%, 05/01/2028 (C)	150,000	131,812
CA Magnum Holdings
5.38%, 10/31/2026 (D)	265,000	248,391
Leidos, Inc.
5.75%, 03/15/2033	44,000	45,366

		425,569

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Life Sciences Tools & Services - 0.0% (A)
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029	$ 53,000	$ 54,187

Machinery - 0.4%
Caterpillar Financial Services Corp.
3.60%, 08/12/2027	372,000	363,720
5.40%, 03/10/2025	86,000	86,629
CNH Industrial Capital LLC
5.50%, 01/12/2029	75,000	77,084
Daimler Truck Finance North America LLC
5.13%, 01/19/2028 (C)	150,000	151,635
John Deere Capital Corp.
0.45%, 06/07/2024	108,000	106,244
4.95%, 07/14/2028	38,000	38,852
nVent Finance SARL
2.75%, 11/15/2031	225,000	186,567
Weir Group PLC
2.20%, 05/13/2026 (C)	259,000	240,864

		1,251,595

Media - 0.5%
Altice Financing SA
5.00%, 01/15/2028 (C)	330,000	296,248
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030 (C)	205,000	178,146
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	230,000	190,107
3.50%, 06/01/2041	92,000	64,116
Comcast Corp.
3.40%, 04/01/2030	39,000	36,355
4.15%, 10/15/2028	170,000	167,426
Cox Communications, Inc.
5.45%, 09/15/2028 (C)	56,000	57,138
CSC Holdings LLC
5.75%, 01/15/2030 (C)	200,000	106,000
Paramount Global
Fixed until 03/30/2027, 6.38% (B), 03/30/2062	300,000	266,250
Univision Communications, Inc.
6.63%, 06/01/2027 (C)	130,000	128,612

		1,490,398

Metals & Mining - 1.6%
Anglo American Capital PLC
4.75%, 03/16/2052 (D)	400,000	344,981
5.50%, 05/02/2033 (C) (F)	310,000	309,684
Antofagasta PLC
5.63%, 05/13/2032 (D)	310,000	309,309
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029 (C)	75,000	70,313
Enviri Corp.
5.75%, 07/31/2027 (C)	265,000	249,093
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/2031 (C)	145,000	130,752
Gold Fields Orogen Holdings BVI Ltd.
6.13%, 05/15/2029 (D)	370,000	376,765
GUSAP III LP
4.25%, 01/21/2030 (D)	320,000	303,795
7.25%, 04/16/2044 (D)	200,000	217,261
Hudbay Minerals, Inc.
6.13%, 04/01/2029 (C)	50,000	49,272

Transamerica Funds	Page 7

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
JSW Steel Ltd.
5.05%, 04/05/2032 (D)	$ 400,000	$ 354,492
Minera Mexico SA de CV
4.50%, 01/26/2050 (D)	540,000	421,327
Mineral Resources Ltd.
9.25%, 10/01/2028 (C)	184,000	193,780
Perenti Finance Pty. Ltd.
6.50%, 10/07/2025 (D)	650,000	638,625
POSCO
4.38%, 08/04/2025 (D)	300,000	295,800
4.88%, 01/23/2027 (C)	210,000	208,745
South32 Treasury Ltd.
4.35%, 04/14/2032 (C)	279,000	252,420
Vale Overseas Ltd.
6.13%, 06/12/2033	450,000	459,656

		5,186,070

Mortgage Real Estate Investment Trusts - 0.0% (A)
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029 (C)	160,000	134,022

Oil, Gas & Consumable Fuels - 4.1%
Apache Corp.
6.00%, 01/15/2037	45,000	44,464
BP Capital Markets America, Inc.
4.89%, 09/11/2033	250,000	250,906
Chevron Corp.
2.24%, 05/11/2030	184,000	163,038
Chevron USA, Inc.
3.90%, 11/15/2024	270,000	267,837
Civitas Resources, Inc.
8.75%, 07/01/2031 (C)	160,000	170,162
Comstock Resources, Inc.
5.88%, 01/15/2030 (C)	130,000	112,865
Crescent Energy Finance LLC
7.25%, 05/01/2026 (C)	129,000	128,516
EIG Pearl Holdings SARL
3.55%, 08/31/2036 (D)	300,000	252,930
4.39%, 11/30/2046 (D)	490,000	374,169
Energy Transfer LP
4.95%, 05/15/2028	201,000	200,388
6.40%, 12/01/2030	50,000	53,136
Fixed until 02/15/2029, 8.00% (B), 05/15/2054	2,000,000	2,070,200
EnLink Midstream Partners LP
3-Month Term SOFR + 4.37%, 9.76% (B), 03/04/2024 (E)	1,400,000	1,312,500
Enterprise Products Operating LLC
4.60%, 01/11/2027	80,000	80,210
EQT Corp.
3.63%, 05/15/2031 (C)	171,000	152,356
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040 (D)	559,872	448,200
Genesis Energy LP/Genesis Energy Finance Corp.
8.88%, 04/15/2030	215,000	224,936
GNL Quintero SA
4.63%, 07/31/2029 (D)	536,560	528,265
Greensaif Pipelines Bidco SARL
6.13%, 02/23/2038 (D)	470,000	480,498
Harvest Midstream I LP
7.50%, 09/01/2028 (C)	129,000	130,308
HF Sinclair Corp.
5.00%, 02/01/2028 (C)	57,000	55,292

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031 (C)	$ 185,000	$ 177,654
Howard Midstream Energy Partners LLC
8.88%, 07/15/2028 (C)	170,000	178,546
Indika Energy Capital IV Pte. Ltd.
8.25%, 10/22/2025 (D)	875,000	874,185
ITT Holdings LLC
6.50%, 08/01/2029 (C)	195,000	170,568
Kodiak Gas Services LLC
7.25%, 02/15/2029 (C)	15,000	15,161
Medco Oak Tree Pte. Ltd.
7.38%, 05/14/2026 (D)	839,000	834,805
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 02/01/2026 (C)	111,000	113,109
8.13%, 02/15/2029 (C) (H)	15,000	15,079
8.38%, 02/15/2032 (C) (H)	43,000	43,331
Occidental Petroleum Corp.
6.13%, 01/01/2031	82,000	85,132
Pertamina Persero PT
3.10%, 08/27/2030 (D)	300,000	266,532
6.45%, 05/30/2044 (D)	300,000	316,557
Petroleos Mexicanos
10.00%, 02/07/2033 (F)	727,000	719,149
Pioneer Natural Resources Co.
5.10%, 03/29/2026	44,000	44,303
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 01/15/2037	14,000	15,055
Reliance Industries Ltd.
2.88%, 01/12/2032 (D)	360,000	307,053
Saudi Arabian Oil Co.
3.50%, 11/24/2070 (D)	500,000	318,750
Strathcona Resources Ltd.
6.88%, 08/01/2026 (C) (F)	176,000	174,309
Talos Production, Inc.
9.00%, 02/01/2029 (C) (H)	15,000	15,200
9.38%, 02/01/2031 (C) (H)	46,000	47,044
Targa Resources Corp.
6.15%, 03/01/2029	52,000	54,313
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	184,000	187,266
Transportadora de Gas del Peru SA
4.25%, 04/30/2028 (D)	620,000	605,816
Vital Energy, Inc.
9.75%, 10/15/2030	159,000	169,059
Williams Cos., Inc.
5.75%, 06/24/2044	201,000	203,410

		13,452,562

Paper & Forest Products - 0.2%
Georgia-Pacific LLC
0.95%, 05/15/2026 (C)	143,000	131,275
Inversiones CMPC SA
3.85%, 01/13/2030 (D)	330,000	300,511
Suzano Austria GmbH
5.00%, 01/15/2030	320,000	304,790

		736,576

Passenger Airlines - 0.2%
American Airlines, Inc.
7.25%, 02/15/2028 (C) (F)	218,000	221,602
British Airways Pass-Through Trust
2.90%, 09/15/2036 (C)	46,243	39,925

Transamerica Funds	Page 8

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Passenger Airlines (continued)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.
5.75%, 01/20/2026 (C)	$ 198,192	$ 185,310
United Airlines, Inc.
4.63%, 04/15/2029 (C)	145,000	134,297

		581,134

Personal Care Products - 0.2%
Estee Lauder Cos., Inc.
4.38%, 05/15/2028	57,000	56,915
Haleon UK Capital PLC
3.13%, 03/24/2025	258,000	252,405
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/2029 (C)	235,000	183,594
Kenvue, Inc.
4.90%, 03/22/2033	48,000	48,910
Procter & Gamble Co.
2.85%, 08/11/2027	115,000	110,105
3.95%, 01/26/2028	88,000	87,648

		739,577

Pharmaceuticals - 0.4%
AbbVie, Inc.
3.20%, 11/21/2029	367,000	341,791
Astrazeneca Finance LLC
4.88%, 03/03/2028	86,000	87,375
4.90%, 03/03/2030	91,000	93,411
Becton Dickinson & Co.
4.30%, 08/22/2032	69,000	66,400
4.69%, 02/13/2028	85,000	84,949
Bristol-Myers Squibb Co.
2.95%, 03/15/2032	190,000	167,391
Merck & Co., Inc.
4.30%, 05/17/2030	127,000	126,189
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/2033	67,000	66,875
Viatris, Inc.
1.65%, 06/22/2025	296,000	281,121
Zoetis, Inc.
5.60%, 11/16/2032	43,000	45,442

		1,360,944

Professional Services - 0.2%
Mobius Merger Sub, Inc.
9.00%, 06/01/2030 (C)	20,000	19,759
MPH Acquisition Holdings LLC
5.75%, 11/01/2028 (C)	57,000	45,353
S&P Global, Inc.
2.70%, 03/01/2029	469,000	431,267

		496,379

Real Estate Management & Development - 1.5%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (C) (F)	140,000	138,393
Elect Global Investments Ltd.
Fixed until 06/03/2025 (E), 4.10% (B) (D)	250,000	212,750
4.85%, 03/01/2024 (D) (E)	650,000	429,345
Emaar Sukuk Ltd.
3.64%, 09/15/2026 (D)	310,000	296,438
GLP China Holdings Ltd.
2.95%, 03/29/2026 (D)	200,000	138,095
4.97%, 02/26/2024 (D)	270,000	266,004
GLP Pte. Ltd.
3.88%, 06/04/2025 (D)	200,000	151,750

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development (continued)
Hopson Development Holdings Ltd.
7.00%, 05/18/2024 (D)	$ 200,000	$ 189,900
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	217,000	181,672
Longfor Group Holdings Ltd.
3.38%, 04/13/2027 (D)	250,000	132,613
4.50%, 01/16/2028 (D)	200,000	108,205
New Metro Global Ltd.
4.80%, 12/15/2024 (D)	200,000	89,000
New World China Land Ltd.
4.75%, 01/23/2027 (D)	400,000	345,998
NWD Finance BVI Ltd.
4.80%, 03/01/2024 (D) (E)	400,000	164,440
6.25%, 03/07/2024 (D) (E)	350,000	182,088
Vanke Real Estate Hong Kong Co. Ltd.
4.20%, 06/07/2024 (D)	250,000	237,625
Yanlord Land HK Co. Ltd.
5.13%, 05/20/2026 (D)	1,000,000	700,654
6.80%, 02/27/2024 (D) (F)	793,000	785,466

		4,750,436

Retail REITs - 0.4%
Scentre Group Trust 2
Fixed until 06/24/2026, 4.75% (B), 09/24/2080 (D)	1,350,000	1,284,366

Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc.
2.45%, 02/15/2031 (C)	230,000	195,786
Intel Corp.
3.40%, 03/25/2025	312,000	306,894
Texas Instruments, Inc.
4.60%, 02/15/2028	184,000	185,976
TSMC Global Ltd.
1.25%, 04/23/2026 (D)	640,000	593,250

		1,281,906

Software - 0.3%
Capstone Borrower, Inc.
8.00%, 06/15/2030 (C)	155,000	160,845
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029 (C)	85,000	86,599
Fiserv, Inc.
5.63%, 08/21/2033	69,000	71,789
McAfee Corp.
7.38%, 02/15/2030 (C)	155,000	140,303
Oracle Corp.
2.30%, 03/25/2028	310,000	281,295
4.90%, 02/06/2033	32,000	31,637
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (C)	335,000	131,194

		903,662

Specialty Retail - 0.1%
Ken Garff Automotive LLC
4.88%, 09/15/2028 (C)	70,000	64,955
Mavis Tire Express Services Topco Corp.
6.50%, 05/15/2029 (C)	110,000	101,156
O’Reilly Automotive, Inc.
5.75%, 11/20/2026	52,000	53,283

		219,394

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
1.40%, 08/05/2028	425,000	376,865

Transamerica Funds	Page 9

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Booz Allen Hamilton, Inc.
5.95%, 08/04/2033	$ 18,000	$ 18,877
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	178,000	166,261
5.25%, 07/01/2028	84,000	85,320

		647,323

Trading Companies & Distributors - 0.0% (A)
GATX Corp.
6.05%, 03/15/2034	48,000	49,909

Transportation Infrastructure - 0.7%
DP World Ltd.
5.63%, 09/25/2048 (D)	540,000	501,353
FedEx Corp. Pass-Through Trust
1.88%, 08/20/2035	39,460	33,026
India Airport Infra
6.25%, 10/25/2025 (D)	1,000,000	992,500
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35%, 01/12/2027 (C)	12,000	12,070
5.70%, 02/01/2028 (C)	119,000	121,546
6.05%, 08/01/2028 (C)	54,000	56,068
6.20%, 06/15/2030 (C)	36,000	37,824
Ryder System, Inc.
5.25%, 06/01/2028	55,000	55,903
6.60%, 12/01/2033	68,000	74,156
United Parcel Service, Inc.
3.90%, 04/01/2025	124,000	122,760
Yunda Holding Investment Ltd.
2.25%, 08/19/2025 (D)	330,000	307,059

		2,314,265

Wireless Telecommunication Services - 0.3%
Altice France SA
5.13%, 07/15/2029 (C)	240,000	176,023
America Movil SAB de CV
4.70%, 07/21/2032	570,000	556,883
T-Mobile USA, Inc.
3.38%, 04/15/2029	312,000	289,794
Vodafone Group PLC
4.38%, 02/19/2043	115,000	100,251

		1,122,951

Total Corporate Debt Securities (Cost $128,243,681)		125,649,452

FOREIGN GOVERNMENT OBLIGATIONS - 2.8%
Brazil - 0.5%
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2029 - 01/01/2031	BRL 8,000,000	1,604,055

Canada - 0.0% (A)
Province of British Columbia
4.20%, 07/06/2033	$ 129,000	127,215

Colombia - 0.5%
Colombia TES
Series B,
6.00%, 04/28/2028	COP 2,500,000,000	578,888
7.25%, 10/18/2034	5,000,000,000	1,088,078

		1,666,966

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia - 0.4%
Indonesia Treasury Bonds
7.00%, 02/15/2033	IDR 10,000,000,000	$ 650,501
7.50%, 05/15/2038	10,000,000,000	673,162

		1,323,663

Japan - 0.1%
Development Bank of Japan, Inc.
1.75%, 02/18/2025 (C)	$ 360,000	347,699

Mexico - 0.3%
Mexico Bonos
Series M,
5.75%, 03/05/2026	MXN 15,000,000	803,532
Mexico Government International Bonds
6.34%, 05/04/2053	$ 200,000	199,254

		1,002,786

Peru - 0.2%
Peru Government Bonds
6.90%, 08/12/2037	PEN 2,500,000	663,271

Republic of Korea - 0.1%
Industrial Bank of Korea
1.04%, 06/22/2025 (C)	$ 206,000	195,127

Republic of South Africa - 0.4%
Republic of South Africa Government Bonds
8.50%, 01/31/2037	ZAR 30,000,000	1,247,750

Saudi Arabia - 0.1%
Saudi Government International Bonds
5.00%, 01/16/2034 (C)	$ 300,000	298,870

Supranational - 0.2%
Asian Development Bank
1.88%, 01/24/2030	230,000	203,151
European Bank for Reconstruction & Development
1.50%, 02/13/2025	193,000	186,686
Inter-American Development Bank
4.00%, 01/12/2028	184,000	183,577
International Bank for Reconstruction & Development
3.13%, 11/20/2025	151,000	147,664

		721,078

Total Foreign Government Obligations (Cost $8,786,302)		9,198,480

LOAN ASSIGNMENTS - 6.7%
Aerospace & Defense - 0.1%
Cobham Ultra SeniorCo SARL
Term Loan B,
6-Month Term SOFR + 3.50%, 9.36% (B), 08/03/2029	206,888	204,043

Transamerica Funds	Page 10

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Aerospace & Defense (continued)
Spirit Aerosystems, Inc.
Term Loan,
3-Month Term SOFR + 4.25%, 9.56% (B), 01/15/2027	$ 126,801	$ 126,643
TransDigm, Inc.
Term Loan I,
3-Month Term SOFR + 3.25%, 8.60% (B), 08/24/2028	103,115	103,140

		433,826

Air Freight & Logistics - 0.1%
Kenan Advantage Group, Inc.
Term Loan B3,
TBD, 01/25/2029 (H) (I)	220,000	219,725

Automobile Components - 0.0% (A)
USI, Inc.
Term Loan B,
3-Month Term SOFR + 3.00%, 8.35% (B), 11/22/2029	156,295	155,877

Automobiles - 0.0% (A)
Wand NewCo 3, Inc.
Term Loan B,
TBD, 01/30/2031 (H) (I)	45,886	45,900

Beverages - 0.0% (A)
Sunshine Investments BV
Term Loan,
3-Month Term SOFR + 4.25%, 9.63% (B), 07/12/2029	156,026	155,961

Building Products - 0.1%
Foley Products Co. LLC
Term Loan,
3-Month Term SOFR + 4.75%, 10.25% (B), 12/29/2028	201,151	201,151
LBM Acquisition LLC
Term Loan B,
1-Month Term SOFR + 3.75%, 9.18% (B), 12/17/2027	176,460	174,818

		375,969

Capital Markets - 0.2%
Advisor Group, Inc.
Term Loan B,
1-Month Term SOFR + 4.50%, 9.83% (B), 08/17/2028 (H)	127,369	127,123
HighTower Holdings LLC
Term Loan B,
3-Month Term SOFR + 4.00%, 9.59% (B), 04/21/2028	178,350	177,792
ION Trading Finance Ltd.
Term Loan,
3-Month Term SOFR + 4.75%, 10.20% (B), 04/03/2028	138,462	135,866
NEXUS Buyer LLC
Term Loan B2,
1-Month Term SOFR + 4.50%, 9.83% (B), 12/13/2028 (H)	227,891	223,902

		664,683

	Principal	Value
LOAN ASSIGNMENTS (continued)
Chemicals - 0.0% (A)
Nouryon Finance BV
Term Loan B,
3-Month Term SOFR + 4.00%, 9.47% (B), 04/03/2028	$ 98,615	$ 98,368

Commercial Services & Supplies - 0.6%
Allied Universal Holdco LLC
Term Loan B,
1-Month Term SOFR + 4.75%, 10.08% (B), 05/12/2028	270,371	268,766
APX Group, Inc.
Term Loan B,
Prime Rate + 2.25%, 1-Month Term SOFR + 3.25%, 8.70% - 10.75% (B), 07/10/2028	228,071	227,908
Asurion LLC
2nd Lien Term Loan B4,
1-Month Term SOFR + 5.25%, 10.70% (B), 01/20/2029	225,548	213,354
Term Loan B9,
1-Month Term SOFR + 3.25%, 8.70% (B), 07/31/2027	274,598	270,332
Creative Artists Agency LLC
Term Loan B,
1-Month Term SOFR + 3.50%, 8.83% (B), 11/27/2028	288,264	288,213
Foundever Worldwide Corp.
Term Loan,
1-Month Term SOFR + 3.75%, 9.20% (B), 08/28/2028	111,336	107,244
Garda World Security Corp.
Term Loan B,
3-Month Term SOFR + 4.25%, 9.72% (B), 10/30/2026	154,191	154,215
Groupe Solmax, Inc.
Term Loan,
1-Month Term SOFR + 4.75%, 3-Month Term SOFR + 4.75%, 10.09% - 10.36% (B), 05/29/2028	107,942	103,917
Prometric Holdings, Inc.
1st Lien Term Loan,
1-Month Term SOFR + 5.25%, 10.70% (B), 01/31/2028	109,699	109,608
PUG LLC
Term Loan B,
1-Month Term SOFR + 4.25%, 9.70% (B), 02/12/2027	136,558	134,851
Sotheby’s
Term Loan B,
3-Month Term SOFR + 4.50%, 10.08% (B), 01/15/2027	155,406	153,735

		2,032,143

Communications Equipment - 0.1%
ViaSat, Inc.
Term Loan,
1-Month Term SOFR + 4.50%, 9.83% (B), 03/02/2029	221,078	216,887

Construction & Engineering - 0.1%
Osmose Utilities Services, Inc.
Term Loan,
1-Month Term SOFR + 3.25%, 8.70% (B), 06/23/2028	177,781	176,558

Transamerica Funds	Page 11

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Construction & Engineering (continued)
USIC Holdings, Inc.
Term Loan,
3-Month Term SOFR + 3.50%, 9.11% (B), 05/12/2028	$ 186,144	$ 184,554
VM Consolidated, Inc.
Term Loan B,
1-Month Term SOFR + 3.25%, 8.70% (B), 03/24/2028	127,662	127,742

		488,854

Containers & Packaging - 0.2%
Charter NEX US, Inc.
Term Loan,
TBD, 12/01/2027 (I)	254,456	253,007
LABL, Inc.
1st Lien Term Loan,
1-Month Term SOFR + 5.00%, 10.43% (B), 10/29/2028	128,738	122,301
Reynolds Group Holdings, Inc.
Term Loan B,
1-Month Term SOFR + 3.25%, 8.70% (B), 09/24/2028	126,411	126,385
Trident TPI Holdings, Inc.
Term Loan B3,
3-Month Term SOFR + 4.00%, 9.61% (B), 09/15/2028	147,604	147,070

		648,763

Distributors - 0.2%
PAI Holdco, Inc.
Term Loan B,
3-Month Term SOFR + 3.75%, 9.32% (B), 10/28/2027	133,551	126,651
Patriot Container Corp.
1st Lien Term Loan,
1-Month Term SOFR + 3.75%, 9.18% (B), 03/20/2025	147,258	142,840
RelaDyne, Inc.
Term Loan B,
1-Month Term SOFR + 4.25%, 9.58% (B), 12/22/2028	249,912	248,975
Windsor Holdings III LLC
Term Loan B,
1-Month Term SOFR + 4.50%, 9.85% (B), 08/01/2030	220,928	220,866

		739,332

Diversified REITs - 0.1%
Apollo Commercial Real Estate Finance, Inc.
Term Loan B1,
1-Month Term SOFR + 3.50%, 8.95% (B), 03/11/2028	238,682	234,505
Claros Mortgage Trust, Inc.
Term Loan B,
1-Month Term SOFR + 4.50%, 9.94% (B), 08/09/2026	216,966	207,745

		442,250

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Telecommunication Services - 0.1%
Connect Finco SARL
Term Loan B,
1-Month Term SOFR + 3.50%, 8.83% (B), 12/11/2026	$ 203,987	$ 203,578
Telesat Canada
Term Loan B5,
3-Month Term SOFR + 2.75%, 8.40% (B), 12/07/2026	149,666	90,595

		294,173

Electronic Equipment, Instruments & Components - 0.1%
Verifone Systems, Inc.
1st Lien Term Loan,
3-Month Term SOFR + 4.00%, 9.64% (B), 08/20/2025	179,388	171,540

Financial Services - 0.1%
Fly Funding II SARL
Term Loan B,
3-Month LIBOR + 1.75%, 7.38% (B), 08/11/2025	190,000	179,407

Food Products - 0.0% (A)
Upfield BV
Term Loan B7,
TBD, 01/02/2028 (H) (I)	125,000	123,594

Ground Transportation - 0.1%
Avis Budget Car Rental LLC
Term Loan C,
1-Month Term SOFR + 3.00%, 8.43% (B), 03/16/2029	111,885	111,885
PODS LLC
Term Loan B,
1-Month Term SOFR + 3.00%, 8.45% (B), 03/31/2028	107,694	104,617

		216,502

Health Care Equipment & Supplies - 0.1%
Medline Borrower LP
Term Loan B,
1-Month Term SOFR + 3.00%, 8.45% (B), 10/23/2028	299,300	298,770

Health Care Providers & Services - 0.4%
Bella Holding Co. LLC
Term Loan B,
1-Month Term SOFR + 3.75%, 9.18% (B), 05/10/2028	170,217	169,578
CHG Healthcare Services, Inc.
Term Loan,
1-Month Term SOFR + 3.25%, 8.70% (B), 09/29/2028	188,325	187,518
Covetrus, Inc.
Term Loan,
3-Month Term SOFR + 5.00%, 10.35% (B), 10/13/2029	152,552	152,144
Gainwell Acquisition Corp.
Term Loan B,
3-Month Term SOFR + 4.00%, 9.45% (B), 10/01/2027	176,355	171,119
Radnet Management, Inc.
Term Loan,
3-Month Term SOFR + 3.00%, 8.57% (B), 04/21/2028	219,887	219,805

Transamerica Funds	Page 12

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
Select Medical Corp.
Term Loan B1,
1-Month Term SOFR + 3.00%, 8.33% (B), 03/06/2027	$ 165,917	$ 165,606
Sotera Health Holdings LLC
Term Loan B,
1-Month Term SOFR + 3.75%, 9.09% (B), 12/11/2026	159,813	159,614
Team Health Holdings, Inc.
Term Loan B,
1-Month Term SOFR + 5.25%, 3-Month Term SOFR + 5.25%, 10.56% - 10.58% (B), 03/02/2027	158,391	130,871

		1,356,255

Health Care Technology - 0.1%
Athenahealth Group, Inc.
Term Loan B,
1-Month Term SOFR + 3.25%, 8.58% (B), 02/15/2029	258,272	254,236
Navicure, Inc.
Term Loan B,
1-Month Term SOFR + 4.00%, 9.45% (B), 10/22/2026	153,691	153,595

		407,831

Hotels, Restaurants & Leisure - 0.6%
Aimbridge Acquisition Co., Inc.
Term Loan B,
1-Month Term SOFR + 3.75%, 9.20% (B), 02/02/2026	177,690	169,102
Carnival Corp.
Term Loan B,
1-Month Term SOFR + 3.25%, 8.70% (B), 10/18/2028	249,656	249,343
Dave & Buster’s, Inc.
Term Loan B,
1-Month Term SOFR + 3.25%, 8.63% (B), 06/29/2029 (H)	126,735	126,542
Fertitta Entertainment LLC
Term Loan B,
1-Month Term SOFR + 4.00%, 9.33% (B), 01/27/2029	149,259	148,806
Fogo De Chao, Inc.
Term Loan B,
1-Month Term SOFR + 4.75%, 10.08% (B), 09/30/2030	154,311	152,446
Motion Finco SARL
Term Loan B,
TBD, 11/12/2029 (H) (I)	132,405	131,495
Ontario Gaming GTA LP
Term Loan B,
3-Month Term SOFR + 4.25%, 9.60% (B), 08/01/2030	100,571	100,650
PF Chang’s China Bistro, Inc.
Term Loan B,
1-Month Term SOFR + 6.25%, 3-Month Term SOFR + 6.25%, 11.68% - 11.71% (B), 03/01/2026	139,708	138,310
Playa Resorts Holding BV
Term Loan B,
1-Month Term SOFR + 3.25%, 8.58% (B), 01/05/2029	154,044	153,788

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
Scientific Games Holdings LP
Term Loan B,
3-Month Term SOFR + 3.25%, 8.58% (B), 04/04/2029	$ 103,594	$ 102,673
SeaWorld Parks & Entertainment, Inc.
Term Loan B,
1-Month Term SOFR + 2.50%, 7.83% (B), 08/25/2028	228,807	228,235
Travel & Leisure Co.
Term Loan B,
1-Month Term SOFR + 3.25%, 8.69% (B), 12/14/2029	229,932	229,836
Whatabrands LLC
Term Loan B,
TBD, 08/03/2028 (H) (I)	19,774	19,705
William Morris Endeavor Entertainment LLC
1st Lien Term Loan,
1-Month Term SOFR + 2.75%, 8.20% (B), 05/18/2025	155,410	155,281

		2,106,212

Insurance - 0.3%
Alliant Holdings Intermediate LLC
Term Loan B6,
1-Month Term SOFR + 3.50%, 8.83% (B), 11/06/2030	119,599	119,754
Broadstreet Partners, Inc.
Term Loan B2,
1-Month Term SOFR + 3.25%, 8.70% (B), 01/27/2027	134,338	133,957
Term Loan B3,
1-Month Term SOFR + 3.75%, 9.08% (B), 01/27/2029	27,195	27,148
Hub International Ltd.
Term Loan B,
TBD, 06/20/2030 (I)	253,222	253,222
Hyperion Insurance Group Ltd.
Term Loan B,
1-Month LIBOR + 0.00%, 8.75% (B), 11/12/2027	130,910	130,723
NFP Corp.
Term Loan,
1-Month Term SOFR + 3.25%, 8.70% (B), 02/16/2027	206,885	206,989
Sedgwick Claims Management Services, Inc.
Term Loan B,
1-Month Term SOFR + 3.75%, 9.08% (B), 02/24/2028	151,825	151,783

		1,023,576

Internet & Catalog Retail - 0.1%
CNT Holdings I Corp.
Term Loan,
3-Month Term SOFR + 3.50%, 8.83% (B), 11/08/2027	218,641	218,026

IT Services - 0.2%
Ahead DB Holdings LLC
Term Loan B,
TBD, 01/24/2031 (H) (I)	101,673	101,080

Transamerica Funds	Page 13

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
IT Services (continued)
Amentum Government Services Holdings LLC
Term Loan,
1-Month Term SOFR + 4.00%, 9.34% (B), 02/15/2029	$ 152,529	$ 152,212
Moneygram International, Inc.
Term Loan B,
3-Month Term SOFR + 5.50%, 10.88% (B), 06/01/2030	140,867	137,873
Peraton Corp.
Term Loan B,
1-Month Term SOFR + 3.75%, 9.18% (B), 02/01/2028	176,149	175,733

		566,898

Life Sciences Tools & Services - 0.1%
Parexel International Corp.
1st Lien Term Loan,
1-Month Term SOFR + 3.25%, 8.70% (B), 11/15/2028	227,558	226,818

Machinery - 0.2%
CD&R Hydra Buyer, Inc.
Term Loan,
1-Month Term SOFR + 4.25%, 9.68% (B), 12/11/2024	134,896	135,107
Filtration Group Corp.
Term Loan,
1-Month Term SOFR + 3.50%, 8.95% (B), 10/21/2028	157,185	156,910
OEConnection LLC
Term Loan B,
1-Month Term SOFR + 4.00%, 3-Month Term SOFR + 4.00%, 9.43% - 9.44% (B), 09/25/2026	104,553	104,226
Vertical US Newco, Inc.
Term Loan B,
6-Month Term SOFR + 3.50%, 9.08% (B), 07/30/2027	129,921	129,840

		526,083

Media - 0.3%
ABG Intermediate Holdings 2 LLC
Term Loan B1,
1-Month Term SOFR + 4.00%, 8.93% (B), 12/21/2028 (H)	204,096	204,479
CSC Holdings LLC
Term Loan B5,
1-Month LIBOR + 2.50%, 7.95% (B), 04/15/2027	189,694	180,209
United Talent Agency LLC
Term Loan B,
3-Month Term SOFR + 4.00%, 9.65% (B), 07/07/2028	152,348	152,158
Univision Communications, Inc.
1st Lien Term Loan B,
1-Month Term SOFR + 3.25%, 8.70% (B), 03/15/2026	289,999	289,556
Virgin Media Bristol LLC
Term Loan Q,
1-Month Term SOFR + 3.25%, 8.70% (B), 01/31/2029	152,000	150,543

		976,945

	Principal	Value
LOAN ASSIGNMENTS (continued)
Metals & Mining - 0.1%
US Silica Co.
Term Loan B,
1-Month Term SOFR + 4.75%, 10.18% (B), 03/25/2030	$ 193,400	$ 193,521

Oil, Gas & Consumable Fuels - 0.3%
CQP Holdco LP
Term Loan,
3-Month Term SOFR + 3.00%, 8.35% (B), 12/31/2030	123,386	123,112
EG Group Ltd.
Term Loan B,
3-Month Term SOFR + 5.50%, 11.24% (B), 02/07/2028 (H)	229,425	225,410
ITT Holdings LLC
Term Loan B,
1-Month Term SOFR + 3.25%, 8.59% (B), 10/05/2030	150,503	149,986
M6 ETX Holdings II Midco LLC
Term Loan B,
1-Month Term SOFR + 4.50%, 9.94% (B), 09/19/2029	156,561	156,513
Medallion Midland Acquisition LLC
Term Loan,
3-Month Term SOFR + 3.50%, 8.86% (B), 10/18/2028	152,447	152,161
NGL Energy Partners LP
Term Loan B,
TBD, 02/03/2031 (H) (I)	47,420	47,301
Wood Mackenzie Ltd.
Term Loan B,
TBD, 01/31/2031 (I)	60,556	60,480

		914,963

Passenger Airlines - 0.3%
Air Canada
Term Loan B,
3-Month Term SOFR + 3.50%, 9.14% (B), 08/11/2028	148,542	148,542
American Airlines, Inc.
Term Loan,
3-Month Term SOFR + 4.75%, 10.33% (B), 04/20/2028	96,376	98,610
American Airlines, Inc.
1st Lien Term Loan,
3-Month Term SOFR + 3.50%, 8.87% (B), 06/04/2029	56,540	56,425
Kestrel Bidco, Inc.
Term Loan B,
1-Month Term SOFR + 3.00%, 8.44% (B), 12/11/2026	156,397	155,986
United Airlines, Inc.
Term Loan B,
1-Month Term SOFR + 3.75%, 9.20% (B), 04/21/2028	244,647	244,681
WestJet Loyalty LP
Term Loan B,
TBD, 01/31/2031 (I)	241,228	238,816

		943,060

Transamerica Funds	Page 14

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Professional Services - 0.1%
KUEHG Corp.
Term Loan,
3-Month Term SOFR + 5.00%, 10.35% (B), 06/12/2030	$ 153,809	$ 153,833
MPH Acquisition Holdings LLC
Term Loan B,
3-Month Term SOFR + 4.25%, 9.90% (B), 09/01/2028	144,080	137,394
Verscend Holding Corp.
Term Loan B,
1-Month Term SOFR + 4.00%, 9.45% (B), 08/27/2025	149,251	149,158

		440,385

Real Estate Management & Development - 0.0% (A)
Cushman & Wakefield US Borrower LLC
Term Loan B,
1-Month Term SOFR + 4.00%, 9.33% (B), 01/31/2030	161,911	160,494

Software - 0.8%
Applied Systems, Inc.
1st Lien Term Loan,
3-Month Term SOFR + 4.50%, 9.85% (B), 09/18/2026	103,957	104,185
Barracuda Networks, Inc.
Term Loan,
3-Month Term SOFR + 4.50%, 9.81% (B), 08/15/2029	156,428	151,696
Central Parent, Inc.
Term Loan B,
3-Month Term SOFR + 4.00%, 9.35% (B), 07/06/2029	154,601	154,762
DCert Buyer, Inc.
2nd Lien Term Loan,
1-Month Term SOFR + 7.00%, 12.33% (B), 02/19/2029	71,488	65,203
Term Loan B,
1-Month Term SOFR + 4.00%, 9.33% (B), 10/16/2026	256,188	254,309
Greeneden US Holdings II LLC
Term Loan B4,
1-Month Term SOFR + 4.00%, 9.45% (B), 12/01/2027	202,053	202,084
Helios Software Holdings, Inc.
Term Loan,
TBD, 07/18/2030 (H) (I)	78,837	77,457
Term Loan B,
3-Month Term SOFR + 3.75%, 9.25% (B), 03/11/2028	105,516	104,098
McAfee LLC
Term Loan B,
1-Month Term SOFR + 3.75%, 9.20% (B), 03/01/2029	264,157	260,855
Project Boost Purchaser LLC
Term Loan B,
1-Month Term SOFR + 3.50%, 8.95% (B), 06/01/2026	225,654	225,295
Proofpoint, Inc.
1st Lien Term Loan,
1-Month Term SOFR + 3.25%, 8.70% (B), 08/31/2028	157,703	156,608

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
Rackspace Technology Global, Inc.
Term Loan B,
1-Month Term SOFR + 2.75%, 8.21% (B), 02/15/2028	$ 182,521	$ 77,172
Sophia LP
Term Loan B,
1-Month Term SOFR + 4.25%, 9.58% (B), 10/07/2027	154,373	154,019
Storable, Inc.
Term Loan B,
1-Month Term SOFR + 3.50%, 3-Month Term SOFR + 3.50%, 8.68% - 8.85% (B), 04/17/2028	106,423	106,024
Ultimate Software Group, Inc.
Term Loan B,
TBD, 01/30/2031 (I)	246,965	247,274
3-Month Term SOFR + 3.75%, 9.16% (B), 05/04/2026	204,497	204,326

		2,545,367

Specialty Retail - 0.1%
Mavis Tire Express Services Corp.
Term Loan B,
1-Month Term SOFR + 3.75%, 9.08% (B), 05/04/2028	151,886	151,720
Petco Health & Wellness Co., Inc.
Term Loan B,
3-Month Term SOFR + 3.25%, 8.86% (B), 03/03/2028	135,078	126,552

		278,272

Technology Hardware, Storage & Peripherals - 0.1%
NEP Group, Inc.
Term Loan B,
3-Month Term SOFR + 3.25%, PIK Rate 1.50%, Cash Rate 0.00%, 1.50% - 8.70% (B), 08/19/2026 (J)	186,168	180,893

Textiles, Apparel & Luxury Goods - 0.1%
Varsity Brands, Inc.
Term Loan,
1-Month Term SOFR + 5.00%, 10.45% (B), 12/15/2026	203,711	202,650

Wireless Telecommunication Services - 0.2%
Altice France SA
Term Loan B14,
3-Month Term SOFR + 5.50%, 10.81% (B), 08/15/2028	278,835	252,834
CCI Buyer, Inc.
Term Loan,
3-Month Term SOFR + 4.00%, 9.35% (B), 12/17/2027	255,299	254,388

		507,222

Total Loan Assignments (Cost $21,554,924)		21,777,995

U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.3%
Federal Home Loan Mortgage Corp.
3.00%, 05/01/2052 - 09/01/2052	18,316,008	16,068,806
Federal National Mortgage Association
2.00%, 02/01/2052	4,070,941	3,286,805
2.50%, 02/01/2052	9,408,310	7,967,006

Transamerica Funds	Page 15

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association
3.00%, 03/20/2052 - 07/20/2052	$ 9,594,197	$ 8,601,895
Uniform Mortgage-Backed Security, TBA
2.50%, 02/01/2039 (H)	26,000,000	23,972,609

Total U.S. Government Agency Obligations (Cost $58,160,794)		59,897,121

U.S. GOVERNMENT OBLIGATIONS - 8.9%
U.S. Treasury - 8.9%
U.S. Treasury Notes
2.00%, 05/31/2024	10,000,000	9,893,359
2.38%, 04/30/2026	229,000	220,377
2.50%, 05/15/2024	10,000,000	9,919,922
3.50%, 04/30/2028	7,500,000	7,376,367
3.63%, 03/31/2028	600,000	593,156
3.75%, 06/30/2030	148,000	146,526
3.88%, 12/31/2029 - 08/15/2033	822,000	818,947
4.38%, 11/30/2028	36,000	36,768

Total U.S. Government Obligations (Cost $29,301,497)		29,005,422

	Shares	Value
COMMON STOCKS - 1.3%
Energy Equipment & Services - 1.3%
Hi-Crush, Inc. (K) (L) (M) (N)	78	4,190,004

Machinery - 0.0%
Ameriforge Group, Inc. (K) (L) (M) (N) (O)	2,679	0

Total Common Stocks (Cost $560,060)		4,190,004

PREFERRED STOCKS - 0.5%
Banks - 0.4%
Customers Bancorp, Inc.,
5.38%	68,496	1,393,894

Insurance - 0.1%
F&G Annuities & Life, Inc.,
7.95% (K)	4,000	105,160

Total Preferred Stocks (Cost $1,812,400)		1,499,054

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 17.3%
U.S. Cash Management Bills
1.73% (P), 03/14/2024	$ 450,000	449,083
4.37% (P), 03/14/2024	10,000,000	9,948,793
U.S. Treasury Bills
5.37% (P), 02/13/2024	20,400,000	20,364,306
5.38% (P), 02/13/2024	26,000,000	25,954,508

Total Short-Term U.S. Government Obligations (Cost $56,716,743)		56,716,690

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 13.6%
Money Market Fund - 13.6%
State Street Institutional U.S. Government Money Market Fund, 5.30% (P)	44,440,471	$ 44,440,471

Total Short-Term Investment Company (Cost $44,440,471)		44,440,471

OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (P)	1,767,273	1,767,273

Total Other Investment Company (Cost $1,767,273)		1,767,273

Total Investments (Cost $351,828,356)		354,630,624
Net Other Assets (Liabilities) - (8.4)%		(27,511,415)

Net Assets - 100.0%		$ 327,119,209

Transamerica Funds	Page 16

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (Q)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Security	$—	$14,600	$—	$14,600
Convertible Bonds	—	474,062	—	474,062
Corporate Debt Securities	—	125,649,452	—	125,649,452
Foreign Government Obligations	—	9,198,480	—	9,198,480
Loan Assignments	—	21,777,995	—	21,777,995
U.S. Government Agency Obligations	—	59,897,121	—	59,897,121
U.S. Government Obligations	—	29,005,422	—	29,005,422
Common Stocks	—	—	4,190,004	4,190,004
Preferred Stocks	1,499,054	—	—	1,499,054
Short-Term U.S. Government Obligations	—	56,716,690	—	56,716,690
Short-Term Investment Company	44,440,471	—	—	44,440,471
Other Investment Company	1,767,273	—	—	1,767,273

Total Investments	$47,706,798	$302,733,822	$4,190,004	$354,630,624

Level 3 Rollforward

Investments	Beginning Balance at October 31, 2023	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2024 (R)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2024
Common Stock	$4,974,840	$—	$—	$—	$—	$(784,836)	$—	$—	$4,190,004	$(784,836)

Quantitative Information About Significant Unobservable Inputs (Level 3)

Investments	Value at January 31, 2024	Valuation Technique	Unobservable Input Used as of January 31, 2024	Range of Input Values	Weighted Average of Input Values
Common Stock	$4,190,004	Enterprise Value	2.0x multiple of EBITDA 30% discount to range average	1.9x - 3.9x	—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the total value of 144A securities is $29,303,798, representing 9.0% of the Fund’s net assets.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2024, the total value of Regulation S securities is $52,990,774, representing 16.2% of the Fund’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,109,152, collateralized by cash collateral of $1,767,273 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $386,173. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At January 31, 2024, the value of this security is $308,000, representing 0.1% of the Fund’s net assets.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2024. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	All or a portion of the security represents unsettled loan commitments at January 31, 2024 where the rate will be determined at time of settlement.

Transamerica Funds	Page 17

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(J)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(K)	Non-income producing securities.
(L)	Restricted securities. At January 31, 2024, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Hi-Crush, Inc.	10/08/2020 - 11/02/2021	$473,091	$4,190,004	1.3%
Common Stocks	Ameriforge Group, Inc.	04/20/2016 - 05/13/2016	91,268	0	0.0

Total			$564,359	$4,190,004	1.3%

(M)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2024, the total value of securities is $4,190,004, representing 1.3% of the Fund’s net assets.
(N)	Securities are Level 3 of the fair value hierarchy.
(O)	Security deemed worthless.
(P)	Rates disclosed reflect the yields at January 31, 2024.
(Q)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(R)	Total value of Level 3 securities is 1.3% of the Fund’s net assets.

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
COP	Columbian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Sol
ZAR	South African Rand

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
Prime Rate	Interest rate charged by banks to their most credit worthy customers
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TBD	To Be Determined

Transamerica Funds	Page 18

Transamerica Unconstrained Bond

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Unconstrained Bond (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Funds	Page 19

Transamerica Unconstrained Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Funds	Page 20